Financial Instruments (Details 1) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 7,425	$ 129,131	$ 106,443
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Current	66,660	51,672
Allowance for doubtful accounts	(7,425)	(129,131)
Total trade accounts receivable	172,121	134,423
Accounts Receivables [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	49,204	500
Accounts Receivables [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 63,682	$ 211,382